Net debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of net debt [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2023 £m	2022 £m
Current assets:
Liquid investments		42	67
Cash and cash equivalents		2,936	3,723
		2,978	3,790
Short-term borrowings:
Commercial paper		(815)	(1,191)
Bank loans, overdrafts and other		(191)	(448)
0.125% € Euro Medium Term Note 2023	London Stock Exchange	–	(665)
0.000% € Euro Medium Term Note 2023	London Stock Exchange	–	(443)
0.534% US$ Medium Term Note 2023	New York Stock Exchange	–	(1,038)
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(784)	–
1.375% € Euro Medium Term Note 2024	London Stock Exchange	(867)	–
Lease liabilities		(156)	(167)
		(2,813)	(3,952)
Long-term borrowings:
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	–	(829)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	–	(884)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(650)	(663)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(783)	(827)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(608)	(620)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(867)	(885)
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(434)	(442)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(306)	(306)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,370)	(1,450)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(235)	–
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(745)	(744)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(778)	(822)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(433)	(441)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(650)	(663)
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(604)	(616)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(566)	(640)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(390)	(412)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(744)
6.375% US$ US Medium Note 2038	New York Stock Exchange	(2,139)	(2,264)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(695)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200%US$ US Medium Term Note 2043	New York Stock Exchange	(385)	(408)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(1)	(1)
Lease liabilities		(1,051)	(841)
		(15,205)	(17,035)
Net debt		(15,040)	(17,197)

Schedule of Lease Obligations
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2023 £m	2022 £m
Rental payments due within one year	156	167
Rental payments due between one and two years	214	201
Rental payments due between two and three years	134	127
Rental payments due between three and four years	114	97
Rental payments due between four and five years	88	80
Rental payments due after five years	501	336
Total lease liabilities	1,207	1,008